Prepayments and Other Current Assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)
Prepayments and Other Current Assets [Abstract]
Prepaid rental and deposits	¥ 3,666	$ 566	¥ 1,557
Prepayments to suppliers and other business related expenses	47,465	7,327	33,788
Receivables related to exercise of employee options	5,002	772	4,759
Others	2,441	377	2,599
Total	¥ 58,574	$ 9,042	¥ 42,703